General Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2018 Subsidiary
Disclosure Of General Information About Financial Statements [Abstract]
Description of nature of entity's operations	Clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer.
Name of reporting entity	NuCana plc
Explanation of change in name of reporting entity	On August 29, 2017 the Company re-registered as a public limited company and changed its name from NuCana BioMed Limited to NuCana plc.
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Number of subsidiaries	2
Name of subsidiary	NuCana, Inc. and NuCana BioMed Trustee Company Limited.